Supplement to the
Fidelity® Cash Management Funds Treasury Fund -
Advisor B Class and Advisor C Class
December 29, 2000
Prospectus

Shareholder Meeting. On or about October 3, 2001, a meeting of shareholders of Fidelity Cash Management Funds: Treasury Fund will be held to vote on various proposals. Shareholders of record on August 6, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

DMFB/DMFC-01-01 August 6, 2001
1.480136.106

Supplement to the
Fidelity® Cash Management Funds
Daily Money Class
December 29, 2000
Prospectus

Shareholder Meeting. On or about October 3, 2001, a meeting of shareholders of Fidelity Cash Management Funds: Treasury Fund, Prime Fund, and Tax-Exempt Fund will be held to vote on various proposals. Shareholders of record on August 6, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

DMFI-01-01 August 6, 2001
1.480141.106

Supplement to the
Fidelity® Cash Management Funds
Capital Reserves Class
December 29, 2000
Prospectus

Shareholder Meeting. On or about October 3, 2001, a meeting of shareholders of Fidelity Cash Management Funds: Treasury Fund, Prime Fund, and Tax-Exempt Fund will be held to vote on various proposals. Shareholders of record on August 6, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

DMFR-01-01 August 6, 2001
1.480142.106

Supplement to the
Fidelity Tax-Free
Money Market Fund
June 17, 2001
Prospectus

Shareholder Meeting. On or about October 3, 2001, a meeting of shareholders of Fidelity Tax-Free Money Market Fund, a class of Tax-Exempt Fund, will be held to vote on various proposals. Shareholders of record on August 6, 2001 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information updates the similar information on the cover of the prospectus:

Fidelity Tax-Free
Money Market Fund

(fund number 275, trading symbol FMOXX)

TFM-01-02 August 6, 2001
1.761611.101